Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee benefit plans
Estimated future benefit payments	€ 436,607	€ 459,186
Less than 1 year
Employee benefit plans
Estimated future benefit payments	37,456	37,074
1 - 3 years
Employee benefit plans
Estimated future benefit payments	79,346	82,307
3 - 5 years
Employee benefit plans
Estimated future benefit payments	85,408	90,462
5 - 10 years
Employee benefit plans
Estimated future benefit payments	€ 234,397	€ 249,343